Distribution Date: Dec 26, 2006
DISTRIBUTION PACKAGE
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com
Diana J. Kenneally
Account Administrator
617-603-6406
503-258-5962
diana.kenneally@usbank.com
N/A
Aurora Loan Services Inc
September 25, 2006
August 31, 2006
August 01, 2006
Lehman Brothers Inc.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
Kevin Joyce
(617) 603-6436
kevin.joyce@usbank.com
Distribution Date
26-Dec-06
Determination Date 18-Dec-06 Accrual Periods: Begin End
Record Date - X, P, R, C 30-Nov-06 Libor Certificates 11/27/2006 12/25/2006
Record Date - others 24-Dec-06 Others 11/1/2006 11/30/2006
Payment Detail:
Pass
Deferred
Applied
Through
Original
Beginning
Principal
Interest
Total
Interest /
Loss
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Net Negam (2)
Amount
Balance
A1-A 5.42000% $260,394,000.00 $254,542,821.21 $5,172,735.89 $1,111,362.24 $6,284,098.13 0.00 $0.00 $249,370,085.32
A1-B 5.44000% $28,933,000.00 $28,282,861.53 $574,755.05 $123,941.78 $698,696.83 0.00 $0.00 $27,708,106.48
A2-A 5.48500% $121,992,000.00 $121,992,000.00 $0.00 $539,018.26 $539,018.26 0.00 $0.00 $121,992,000.00
A2-B 5.52000% $13,554,000.00 $13,554,000.00 $0.00 $60,270.12 $60,270.12 0.00 $0.00 $13,554,000.00
A3-A 5.53500% $190,914,000.00 $190,914,000.00 $0.00 $851,237.80 $851,237.80 0.00 $0.00 $190,914,000.00
A3-B 5.58000% $21,213,000.00 $21,213,000.00 $0.00 $95,352.44 $95,352.44 0.00 $0.00 $21,213,000.00
A4-A 5.64000% $11,700,000.00 $11,700,000.00 $0.00 $53,157.00 $53,157.00 0.00 $0.00 $11,700,000.00
A4-B 5.70000% $1,300,000.00 $1,300,000.00 $0.00 $5,969.17 $5,969.17 0.00 $0.00 $1,300,000.00
A5 5.54500% $200,000,000.00 $197,999,594.69 $1,768,458.75 $884,425.69 $2,652,884.44 0.00 $0.00 $196,231,135.94
A6-A 5.50000% $197,600,000.00 $195,623,599.54 $1,747,237.25 $866,721.23 $2,613,958.48 0.00 $0.00 $193,876,362.29
A6-B 5.56000% $65,868,000.00 $65,209,186.51 $582,424.20 $292,064.70 $874,488.90 0.00 $0.00 $64,626,762.31
A6-C 5.61000% $28,817,000.00 $28,528,771.61 $254,808.38 $128,926.27 $383,734.65 0.00 $0.00 $28,273,963.23
M1 5.73000% $48,265,000.00 $48,265,000.00 $0.00 $222,783.20 $222,783.20 0.00 $0.00 $48,265,000.00
M2 5.75000% $25,741,000.00 $25,741,000.00 $0.00 $119,230.88 $119,230.88 0.00 $0.00 $25,741,000.00
M3 5.78000% $9,653,000.00 $9,653,000.00 $0.00 $44,945.44 $44,945.44 0.00 $0.00 $9,653,000.00
M4 5.94000% $6,435,000.00 $6,435,000.00 $0.00 $30,791.48 $30,791.48 0.00 $0.00 $6,435,000.00
M5 5.99000% $9,653,000.00 $9,653,000.00 $0.00 $46,578.41 $46,578.41 0.00 $0.00 $9,653,000.00
M6 6.12000% $6,435,000.00 $6,435,000.00 $0.00 $31,724.55 $31,724.55 0.00 $0.00 $6,435,000.00
M7 6.02000% $9,652,000.00 $9,652,000.00 $0.00 $46,806.84 $46,806.84 0.00 $0.00 $9,652,000.00
M8 6.42000% $9,009,000.00 $9,009,000.00 $0.00 $46,591.55 $46,591.55 0.00 $0.00 $9,009,000.00
M9 7.02000% $7,720,000.00 $7,720,000.00 $0.00 $43,656.60 $43,656.60 0.00 $0.00 $7,720,000.00
M10 7.07000% $5,793,000.00 $5,793,000.00 $0.00 $32,992.74 $32,992.74 0.00 $0.00 $5,793,000.00
X N/A $6,441,812.50 $6,435,414.06 $0.00 $2,514,683.21 $2,514,683.21 N/A N/A $6,435,414.06
P N/A $0.00 $0.00 $0.00 $253,213.60 $253,213.60 N/A N/A $0.00
R N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
C N/A $0.00 $0.01 $0.00 $0.00 $0.00 N/A N/A $0.01
Totals: $1,287,082,812.50 $1,275,651,249.16 $10,100,419.52 $8,446,445.20 $18,546,864.72 $0.00 $0.00 $1,265,550,829.64
(1) Reflects the application of Net Funds Cap
(2) Deferred Interest reduces interest paid and increases Ending Balance
Amounts Per 1,000:
Applied
Principal
Interest
Loss
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Balance
Index
Value
A1-A 39539FAA2 $977.52951762 $19.86503487 $4.26800249 $0.00000000 $957.66448275 LIBOR 5.32000%
A1-B 39539FAB0 $977.52951759 $19.86503474 $4.28375143 $0.00000000 $957.66448277
A2-A 39539FAC8 $1,000.00000000 $0.00000000 $4.41847219 $0.00000000 $1,000.00000000
A2-B 39539FAD6 $1,000.00000000 $0.00000000 $4.44666667 $0.00000000 $1,000.00000000
A3-A 39539FAE4 $1,000.00000000 $0.00000000 $4.45875001 $0.00000000 $1,000.00000000
A3-B 39539FAF1 $1,000.00000000 $0.00000000 $4.49500024 $0.00000000 $1,000.00000000
A4-A 39539FAG9 $1,000.00000000 $0.00000000 $4.54333333 $0.00000000 $1,000.00000000
A4-B 39539FAH7 $1,000.00000000 $0.00000000 $4.59166923 $0.00000000 $1,000.00000000
A5 39539FAJ3 $989.99797345 $8.84229375 $4.42212845 $0.00000000 $981.15567970
A6-A 39539FAK0 $989.99797338 $8.84229378 $4.38624104 $0.00000000 $981.15567961
A6-B 39539FAL8 $989.99797337 $8.84229368 $4.43409091 $0.00000000 $981.15567969
A6-C 39539FAM6 $989.99797377 $8.84229378 $4.47396571 $0.00000000 $981.15567998
M1 39539FAN4 $1,000.00000000 $0.00000000 $4.61583342 $0.00000000 $1,000.00000000
M2 39539FAP9 $1,000.00000000 $0.00000000 $4.63194437 $0.00000000 $1,000.00000000
M3 39539FAQ7 $1,000.00000000 $0.00000000 $4.65611105 $0.00000000 $1,000.00000000
M4 39539FAR5 $1,000.00000000 $0.00000000 $4.78500078 $0.00000000 $1,000.00000000
M5 39539FAS3 $1,000.00000000 $0.00000000 $4.82527815 $0.00000000 $1,000.00000000
M6 39539FAT1 $1,000.00000000 $0.00000000 $4.93000000 $0.00000000 $1,000.00000000
M7 39539FAU8 $1,000.00000000 $0.00000000 $4.84944467 $0.00000000 $1,000.00000000
M8 39539FAV6 $1,000.00000000 $0.00000000 $5.17166722 $0.00000000 $1,000.00000000
M9 39539FAW4 $1,000.00000000 $0.00000000 $5.65500000 $0.00000000 $1,000.00000000
M10 39539FAX2 $1,000.00000000 $0.00000000 $5.69527706 $0.00000000 $1,000.00000000
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2006-AR4
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Kevin Joyce
(617) 603-6436
kevin.joyce@usbank.com
Distribution Date
26-Dec-06
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2006-AR4
STATEMENT TO CERTIFICATEHOLDERS
Index +
Interest
Allocation of
Deferred
Total
Outstanding
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Interest /
Interest
Carryforward
Class
Fix Rate
PT Rate (1)
Relief Act
Paid (2)
Unpaid
Net Negam
Paid (3)
Interest
A1-A 5.42000% $1,111,362.24 $0.00 $0.00 $0.00 $0.00 $0.00 $1,111,362.24 $0.00
A1-B 5.44000% $123,941.78 $0.00 $0.00 $0.00 $0.00 $0.00 $123,941.78 $0.00
A2-A 5.48500% $539,018.26 $0.00 $0.00 $0.00 $0.00 $0.00 $539,018.26 $0.00
A2-B 5.52000% $60,270.12 $0.00 $0.00 $0.00 $0.00 $0.00 $60,270.12 $0.00
A3-A 5.53500% $851,237.80 $0.00 $0.00 $0.00 $0.00 $0.00 $851,237.80 $0.00
A3-B 5.58000% $95,352.44 $0.00 $0.00 $0.00 $0.00 $0.00 $95,352.44 $0.00
A4-A 5.64000% $53,157.00 $0.00 $0.00 $0.00 $0.00 $0.00 $53,157.00 $0.00
A4-B 5.70000% $5,969.17 $0.00 $0.00 $0.00 $0.00 $0.00 $5,969.17 $0.00
A5 5.54500% $884,425.69 $0.00 $0.00 $0.00 $0.00 $0.00 $884,425.69 $0.00
A6-A 5.50000% $866,721.23 $0.00 $0.00 $0.00 $0.00 $0.00 $866,721.23 $0.00
A6-B 5.56000% $292,064.70 $0.00 $0.00 $0.00 $0.00 $0.00 $292,064.70 $0.00
A6-C 5.61000% $128,926.27 $0.00 $0.00 $0.00 $0.00 $0.00 $128,926.27 $0.00
M1 5.73000% $222,783.20 $0.00 $0.00 $0.00 $0.00 $0.00 $222,783.20 $0.00
M2 5.75000% $119,230.88 $0.00 $0.00 $0.00 $0.00 $0.00 $119,230.88 $0.00
M3 5.78000% $44,945.44 $0.00 $0.00 $0.00 $0.00 $0.00 $44,945.44 $0.00
M4 5.94000% $30,791.48 $0.00 $0.00 $0.00 $0.00 $0.00 $30,791.48 $0.00
M5 5.99000% $46,578.41 $0.00 $0.00 $0.00 $0.00 $0.00 $46,578.41 $0.00
M6 6.12000% $31,724.55 $0.00 $0.00 $0.00 $0.00 $0.00 $31,724.55 $0.00
M7 6.02000% $46,806.84 $0.00 $0.00 $0.00 $0.00 $0.00 $46,806.84 $0.00
M8 6.42000% $46,591.55 $0.00 $0.00 $0.00 $0.00 $0.00 $46,591.55 $0.00
M9 7.02000% $43,656.60 $0.00 $0.00 $0.00 $0.00 $0.00 $43,656.60 $0.00
M10 7.07000% $32,992.74 $0.00 $0.00 $0.00 $0.00 $0.00 $32,992.74 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon (represents interest payable to Remic 2 Regular Interests)
(2) Represents non-Remic 2 Regular Interests payments to respective class. The aggregate, including interest paid to the Class X, represents Remic 2 Regular Interest payments to the Class X
(3) Includes Deferred Amounts Paid below (Deferred Amounts = unpaid / unrecovered Applied Loss Amounts)
Applied Loss Detail:
Begin
Deferred
Deferred
Current
Outstanding
Deferred
Amounts
Amount
Applied Loss
Deferred
Class
Amount
Recovered
Paid
Amount
Amount
A1-A $0.00 $0.00 $0.00 $0.00 $0.00
A1-B $0.00 $0.00 $0.00 $0.00 $0.00
A2-A $0.00 $0.00 $0.00 $0.00 $0.00
A2-B $0.00 $0.00 $0.00 $0.00 $0.00
A3-A $0.00 $0.00 $0.00 $0.00 $0.00
A3-B $0.00 $0.00 $0.00 $0.00 $0.00
A4-A $0.00 $0.00 $0.00 $0.00 $0.00
A4-B $0.00 $0.00 $0.00 $0.00 $0.00
A5 $0.00 $0.00 $0.00 $0.00 $0.00
A6-A $0.00 $0.00 $0.00 $0.00 $0.00
A6-B $0.00 $0.00 $0.00 $0.00 $0.00
A6-C $0.00 $0.00 $0.00 $0.00 $0.00
M1 $0.00 $0.00 $0.00 $0.00 $0.00
M2 $0.00 $0.00 $0.00 $0.00 $0.00
M3 $0.00 $0.00 $0.00 $0.00 $0.00
M4 $0.00 $0.00 $0.00 $0.00 $0.00
M5 $0.00 $0.00 $0.00 $0.00 $0.00
M6 $0.00 $0.00 $0.00 $0.00 $0.00
M7 $0.00 $0.00 $0.00 $0.00 $0.00
M8 $0.00 $0.00 $0.00 $0.00 $0.00
M9 $0.00 $0.00 $0.00 $0.00 $0.00
M10 $0.00 $0.00 $0.00 $0.00 $0.00

Contact:
Kevin Joyce
(617) 603-6436
kevin.joyce@usbank.com
Distribution Date
26-Dec-06
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2006-AR4
STATEMENT TO CERTIFICATEHOLDERS
Capitalized Interest Amount:
Reconciliation:
Beginning Amount 0.00 Available funds (A):
Withdrawal: to cover Basis Risk 0.00 Servicer remittance 18,546,864.72
Withdrawal: to Depositor 0.00 Funds from Capitalized Interest Amount 0.00
Ending Amount 0.00 Net Funds from Basis Risk account 0.00
Net Funds from Supplemental Interest Account N/A
Net Payments to Trust from Swap Counterparty N/A
Basis Risk Account:
18,546,864.72
Beginning Balance 0.00
Deposit / Withdrawal : Income to X 0.00 Distributions (B):
Deposit : Required Amount from waterfall 0.00 Total interest distributed 8,446,445.20
Withdrawal: to cover Basis Risk shortfalls 0.00 Total principal distributed 10,100,419.52
Withdrawal: to X when Libor certs reduced to zero 0.00 Net Deposits to Basis Risk account 0.00
Ending Balance 0.00 Net Payments to Counterparty from Swap Trust 0.00
18,546,864.72
(A) - (B): 0.00
Miscellaneous:
Cumulative Recoveries
0.00
A) Advances required to be made by Servicer 3,028,896.42
B) Advances actually made by Servicer
3,028,896.42
C) Excess of A over B 0.00
Cumulative Payments to following bonds:
Class C
0.00
Class X 8,098,652.21
Class R 0.00
Interest Remittance Amount 8,193,231.60
Principal Remittance Amount 10,100,419.52
Principal Distribution Amount 10,100,419.52
Funds Shortfall 0.00
ACCOUNT ACTIVITY

Contact:
Kevin Joyce
(617) 603-6436
kevin.joyce@usbank.com
Distribution Date
26-Dec-06
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2006-AR4
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Overcollateralization:
Relevant information: Ending Overcollateralization Amount 6,435,414.06
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 0.00 Target Overcollateralization Amount 6,435,414.06
B) Ending Collateral Balance 1,265,550,829.63 Ending Overcollateralization deficiency amount 0.00
C) Current Delinquency Rate (A/B)
0.410%
Overcollateralization release amount
0.00
D) Rolling Three Month Delinquency Rate
0.173%
E) Applicable Delinquency Event trigger limit 2.803%
F) Cumulative Realized Losses 0.00
Excess interest distributions:
G) Original Collateral Balance 1,287,082,812.50 Excess available interest (A): 2,514,683.21
H) Cumulative Loss % ( F / G) 0.000% Overcollateralization release amount 0.00
I) Applicable Cumulative Loss Limit % (not applicable until September 2009) 100.000% 1) as additional principal to certificates 0.00
2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
A Trigger Event will occur if either (1) or (2) is True: 3) Basis Risk Payments 0.00
1) Rolling Three Month Delinq % equals or exceeds the following % of the Senior Enhance % (C>=E): NO 4) Remaining Amounts to X 2,514,683.21
For Distribution Dates prior to August 2012, 32.60% (B): 2,514,683.21
For Distribution Dates on or after August 2012, 40.70%
2) Cumultive Loss % exceeds applicable % (H > I)
NO (A)-(B): 0.00
NO
Stepdown Date:
Relevant information:
Senior Enhancement Percentage
11.441%
Senior Enhancement Percentage for purposes of Stepdown 11.441%
The later to occur of:
(x) the Distribution Date in September 2009
NO
(y) first Distribution Date when the Senior Enhancement % equals or exceeds: NO
(i) prior to the Distribution Date in September 2012, 24.5%
(ii) on or after the Distribution Date in September 2012, 31.00%
NO
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Dec 26, 2006
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
1,275,651,249.15
14,580,851.59
4,480,432.07
0.00
1,265,550,829.63
381.78
14,228,964.47
351,505.34
0.00
0.00
14,580,851.59
8,591,873.14
398,641.54
4,480,432.07
0.00
0.00
0.00
0.00
3,712,799.53
253,213.60
0.00
18,546,864.72
3,603
3,563
0.9832707090
8.08234%
7.70734%
11.29754%
0.00
3,602
1,265,382,023.37
0.00
0.00
0.00
8,465,327.05
25
0
0.00
0.00
398,641.54
0.00
0.00
0.00
0.00
0.00

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance
%
0K to 99.99K
120 8,952,808.44 0.71%
100K to 199.99K
681 106,696,468.65 8.43%
200K to 299.99K
886 218,872,560.76 17.29%
300K to 399.99K
679 235,515,993.05 18.61%
400K to 499.99K
500 224,173,951.68 17.71%
500K to 599.99K
327 177,514,997.59 14.03%
600K to 699.99K
195 124,739,672.15 9.86%
700K to 799.99K
59 43,846,906.93 3.46%
800K to 899.99K
32 27,227,033.52 2.15%
900K to 999.99K
27 25,680,472.09 2.03%
1000K to 1099.99K
25 25,468,416.32 2.01%
1100K to 1199.99K
6 6,877,248.30 0.54%
1200K to 1299.99K
7 8,835,236.29 0.70%
1300K to 1399.99K
7 9,414,279.41 0.74%
1400K to 1499.99K
2 2,863,323.96 0.23%
1500K to 1599.99K
4 6,102,011.23 0.48%
1600K to 1699.99K
1 1,643,638.89 0.13%
1800K to 1899.99K
2 3,655,636.53 0.29%
1900K to 1999.99K
1 1,950,258.90 0.15%
2000K to 2099.99K
1 2,019,397.09 0.16%
3500K to 3599.99K
1 3,500,517.85 0.28%
Total
3,563
1,265,550,829.63
100.00%
Remaining Principal Balance
Balance

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
0.00M
40.00M
80.00M
120.00M
160.00M
200.00M
240.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1500K to 1599.99K
1600K to 1699.99K 1800K to 1899.99K 1900K to 1999.99K 2000K to 2099.99K 3500K to 3599.99K
Balance
Count
Balance ($)
%
7.00% - 7.49%
120 43,094,855.07 3.41%
7.50% - 7.99%
822 315,903,193.21 24.96%
8.00% - 8.49%
2,360 833,455,797.36 65.86%
8.50% - 8.99%
261 73,096,983.99 5.78%
Total
3,563
1,265,550,829.63
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 8.08%
Count
Balance ($)
%
2.00% - 2.99%
534 202,239,134.11 15.98%
3.00% - 3.99%
3,029 1,063,311,695.52 84.02%
Total
3,563
1,265,550,829.63
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 3.28%

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance ($)
%
2.00% - 2.99%
534 202,239,134.11 15.98%
3.00% - 3.99%
3,029 1,063,311,695.52 84.02%
Total
3,563
1,265,550,829.63
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 3.28%
Count
Balance ($)
%
9.00% - 9.99%
523 201,382,718.40 15.91%
10.00% - 10.99%
1 991,959.18 0.08%
12.00% - 12.99%
3,039 1,063,176,152.05 84.01%
Total
3,563
1,265,550,829.63
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 11.67%
Count
Balance ($)
%
1
3,563 1,265,550,829.63 100.00%
Total
3,563
1,265,550,829.63
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
12
3,563 1,265,550,829.63 100.00%
Total
3,563
1,265,550,829.63
100.00%
Frequency of Payment Adjustments
Months
Count
Balance ($)
%
1 Month LIBOR
341 101,517,665.68 8.02%
1 Year MTA
3,222 1,164,033,163.95 91.98%
Total
3,563
1,265,550,829.63
100.00%
Indices
Index

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance ($)
%
2 Units
168 58,253,635.82 4.60%
3 Units
60 25,359,715.67 2.00%
4 Units
108 44,393,280.67 3.51%
Condominium
18 5,311,193.28 0.42%
Cooperative
1 286,754.37 0.02%
High Rise Condo
56 20,797,687.05 1.64%
Low Rise Condo
358 90,539,027.33 7.15%
Mid Rise Condo
28 9,031,736.48 0.71%
Planned Unit Development
678 242,477,149.93 19.16%
Single Family
2,088 769,100,649.03 60.77%
Total
3,563
1,265,550,829.63
100.00%
Property Type
Type
Count
Balance ($)
%
2005
1 283,950.93 0.02%
2006
3,562 1,265,266,878.70 99.98%
Total
3,563
1,265,550,829.63
100.00%
Year of First Payment Date
Year
Count
Balance ($)
%
15.00%-19.99%
1 203,651.42 0.02%
20.00%-24.99%
2 604,311.62 0.05%
25.00%-29.99%
4 1,042,276.05 0.08%
30.00%-34.99%
7 1,232,144.85 0.10%
35.00%-39.99%
9 4,812,979.80 0.38%
40.00%-44.99%
14 5,003,675.15 0.40%
45.00%-49.99%
19 5,479,330.23 0.43%
50.00%-54.99%
26 8,322,602.29 0.66%
55.00%-59.99%
34 10,967,019.53 0.87%
60.00%-64.99%
58 21,034,021.75 1.66%
65.00%-69.99%
123 51,927,327.53 4.10%
70.00%-74.99%
237 90,806,274.76 7.18%
75.00%-79.99%
803 280,645,125.73 22.18%
80.00%-84.99%
2,118 756,274,263.98 59.76%
85.00%-89.99%
38 9,492,040.26 0.75%
90.00%-94.99%
57 13,584,967.86 1.07%
95.00%-99.99%
13 4,118,816.82 0.33%
Total
3,563
1,265,550,829.63
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 77
Count
Balance ($)
%
337 - 360
2,447 831,124,251.49 65.67%
457 - 480
1,116 434,426,578.14 34.33%
Total
3,563
1,265,550,829.63
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 396

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance ($)
%
337 - 360
2,447 831,124,251.49 65.67%
457 - 480
1,116 434,426,578.14 34.33%
Total
3,563
1,265,550,829.63
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 396
Count
Balance ($)
%
337 - 360
2,447 831,124,251.49 65.67%
457 - 480
1,116 434,426,578.14 34.33%
Total
3,563
1,265,550,829.63
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 401
Count
Balance ($)
%
337 - 360
2,447 831,124,251.49 65.67%
457 - 480
1,116 434,426,578.14 34.33%
Total
3,563
1,265,550,829.63
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 401

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance ($)
%
ALABAMA
1 344,857.79 0.03%
ARIZONA
204 54,227,785.71 4.28%
CALIFORNIA
1,498 683,266,400.36 53.99%
COLORADO
79 17,400,733.00 1.37%
CONNECTICUT
14 5,933,236.31 0.47%
DELAWARE
7 1,532,250.27 0.12%
DISTRICT OF COLUMBIA
14 4,725,277.05 0.37%
FLORIDA
337 93,287,546.66 7.37%
GEORGIA
58 13,259,518.62 1.05%
IDAHO
25 4,944,017.05 0.39%
ILLINOIS
39 11,255,768.54 0.89%
INDIANA
7 1,336,170.32 0.11%
IOWA
4 588,892.63 0.05%
KANSAS
2 175,780.36 0.01%
LOUISIANA
1 131,846.65 0.01%
MARYLAND
106 35,034,953.15 2.77%
MASSACHUSETTS
41 13,615,645.38 1.08%
MICHIGAN
50 9,426,066.35 0.74%
MINNESOTA
67 18,057,117.90 1.43%
MISSISSIPPI
1 101,180.74 0.01%
MISSOURI
15 2,984,123.61 0.24%
MONTANA
2 357,003.44 0.03%
NEBRASKA
4 494,934.02 0.04%
NEVADA
131 43,515,139.13 3.44%
NEW JERSEY
123 43,326,831.69 3.42%
NEW MEXICO
20 4,582,349.68 0.36%
NEW YORK
65 29,204,350.53 2.31%
NORTH CAROLINA
19 5,705,854.18 0.45%
NORTH DAKOTA
8 774,608.08 0.06%
OHIO
28 4,907,994.79 0.39%
OKLAHOMA
1 119,009.52 0.01%
OREGON
81 20,865,089.40 1.65%
PENNSYLVANIA
35 9,495,266.11 0.75%
RHODE ISLAND
1 190,219.81 0.02%
SOUTH CAROLINA
4 427,906.52 0.03%
TENNESSEE
18 2,901,377.25 0.23%
TEXAS
59 9,358,969.64 0.74%
UTAH
68 15,095,774.32 1.19%
VIRGINIA
101 36,819,875.93 2.91%
WASHINGTON
221 65,309,155.79 5.16%
WISCONSIN
4 469,951.35 0.04%
Total
3,563
1,265,550,829.63
100.00%
Geographic Distribution by State
State

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
0
10
20
30
40
50
60
CALIFORNIA
FLORIDA
WASHINGTON
ARIZONA
NEVADA
NEW JERSEY
VIRGINIA
MARYLAND
NEW YORK
OREGON
MINNESOTA
COLORADO
UTAH
MASSACHUSETTS
GEORGIA
ILLINOIS
PENNSYLVANIA
MICHIGAN
TEXAS
CONNECTICUT
NORTH CAROLINA
IDAHO
OHIO
DISTRICT OF
COLUMBIA
NEW MEXICO
MISSOURI
TENNESSEE
DELAWARE
INDIANA
NORTH DAKOTA
IOWA
NEBRASKA
WISCONSIN
SOUTH CAROLINA
MONTANA
ALABAMA
RHODE ISLAND
KANSAS
LOUISIANA
OKLAHOMA
MISSISSIPPI
%
Collateral Balance Distribution by State
GROUP 1

Distribution Date: Dec 26, 2006
DELINQUENCY SUMMARY REPORT
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
3,535
1,254,256,472.15
99.34%
1,250,796,606.87
15
6,106,033.65
0.48%
6,046,162.29
5
2,170,191.79
0.17%
2,142,178.71
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3,555
1,262,532,697.59
1,258,984,947.87
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
1
154,624.23
100.00%
154,624.23
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
154,624.23
154,624.23
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
4
1,490,007.49
52.03%
1,467,124.43
1
402,363.46
14.05%
398,000.00
2
971,136.86
33.91%
957,500.00
7
2,863,507.81
2,822,624.43
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
3,536
1,254,411,096.38
99.12%
1,250,951,231.10
15
6,106,033.65
0.48%
6,046,162.29
9
3,660,199.28
0.29%
3,609,303.14
1
402,363.46
0.03%
398,000.00
2
971,136.86
0.08%
957,500.00
3,563
1,265,550,829.63
100.00%
1,261,962,196.53
Current
30 - 59
days
60 - 89
days
90 - 120
days
120 + days
Current 99.1%
30 - 59 days 0.5%
60 - 89 days 0.3%
90 - 120 days 0.0%
120 + days 0.1%
Total: 100.0%

Distribution Date: Dec 26, 2006
DELINQUENCY SUMMARY REPORT
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
15 6,106,033.65 73.78% 5 2,170,191.79 26.22% 0 0.00 0.00% 0 0.00 0.00%
20
8,276,225.44
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 4 1,490,007.49 52.03% 1 402,363.46 14.05% 2 971,136.86 33.91%
7
2,863,507.81
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
15
6,106,033.65
54.81%
9
3,660,199.28
32.86%
1
402,363.46
3.61%
2
971,136.86
8.72%
27
11,139,733.25
100.00%
54.81
32.86
3.61
8.72
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
10
20
30
40
50
60
Group 1
0
10
20
30
40
50
60
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
74.29
0.00
25.71
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
10
20
30
40
50
60
70
80
Group 1
0
10
20
30
40
50
60
70
80
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Dec 26, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
October 2006
November 2006
December 2006
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
13 3,651,396.03 21 9,138,497.56 15 6,106,033.65
60 - 89 days
0 0.00 1 400,970.45 9 3,660,199.28
90 - 120 days
0 0.00 2 971,130.46 1 402,363.46
120 + days
0 0.00 0 0.00 2 971,136.86
Bankruptcy
0 0.00 0 0.00 1 154,624.23
Foreclosure
0 0.00 0 0.00 7 2,863,507.81
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
10
/1
/2
00
6
11
/1
/2
00
6
12
/1
/2
00
6
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
11
/1
/2
00
6
12
/1
/2
00
6
Balance ($)
60 - 89 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
11
/1
/2
00
6
12
/1
/2
00
6
Balance ($)
90 - 120 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
12
/1
/2
00
6
Balance ($)
120 + days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
12
/1
/2
00
6
Balance ($)
Foreclosure
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
12
/1
/2
00
6
Balance ($)
Bankruptcy

Distribution Date: Dec 26, 2006
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Current
12.88%
14,580,469.81
3 Month
10.26%
Life CPR
8.73%
Voluntary Constant Prepayment Rates (CPR)
Current
0.00%
0.00
3 Month
0.00%
Life CDR
0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
9/
1/
20
06
10
/1
/2
00
6
11
/1
/2
00
6
12
/1
/2
00
6
Group 1
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
9/
1/
20
06
10
/1
/2
00
6
11
/1
/2
00
6
12
/1
/2
00
6
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
9/
1/
20
06
10
/1
/2
00
6
11
/1
/2
00
6
12
/1
/2
00
6
Group 1
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
9/
1/
20
06
10
/1
/2
00
6
11
/1
/2
00
6
12
/1
/2
00
6
Group 1
Total
Amount ($)

Distribution Date: Dec 26, 2006
BANKRUPTCY LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Bankruptcy
Count
Balance ($)
%
1 154,624.23 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
121259709 152,800.00 154,624.23 7.75% 01/01/2007 360
Total:
1
154,624.23
152,800.00

Distribution Date: Dec 26, 2006
FORECLOSURE LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Foreclosure
Count
Balance ($)
%
7 2,863,507.81 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
121258941 212,000.00 214,737.87 7.75% 09/01/2006 360
121260772 333,500.00 339,023.13 8.88% 07/01/2006 360
121276901 360,000.00 364,098.76 8.13% 09/01/2006 360
121272793 376,000.00 381,186.18 8.25% 09/01/2006 480
121272728 398,000.00 402,363.46 8.00% 08/01/2006 360
121258651 520,000.00 529,984.68 8.25% 09/01/2006 480
121262034 624,000.00 632,113.73 7.75% 07/01/2006 360
Total:
7
2,863,507.81
2,823,500.00

Distribution Date: Dec 26, 2006
REO LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: Dec 26, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
40 14,164,050.00 14,228,964.47 0.00 1,275,651,249.15
1.12%
98.88%
1
Prepayment 1.12%
Liquidation 0.00%
Beginning Balance 98.88%
Total: 100.00%
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
119702454 284,000.00 287,861.91 288,755.38 0.00 0.00 0.00 Voluntary PIF 11/20/2006 0.00 8.250% 5,740.08
120932181 975,000.00 984,455.72 987,677.67 0.00 0.00 0.00 Voluntary PIF 11/17/2006 0.00 7.750% 0.00
121259485 276,000.00 278,678.18 279,758.29 0.00 0.00 0.00 Voluntary PIF 11/22/2006 0.00 8.250% 9,092.50
121260327 194,200.00 195,968.46 196,700.01 0.00 0.00 0.00 Voluntary PIF 11/28/2006 0.00 8.875% 0.00
121261077 158,400.00 160,039.65 160,533.91 0.00 0.00 0.00 Voluntary PIF 11/29/2006 0.00 8.875% 0.00
121265706 460,000.00 463,222.18 464,706.58 0.00 0.00 0.00 Voluntary PIF 11/29/2006 0.00 8.250% 0.00
121272389 105,000.00 105,874.15 106,226.15 0.00 0.00 0.00 Voluntary PIF 11/20/2006 0.00 8.250% 3,460.32
121272934 580,000.00 584,511.42 586,603.54 0.00 0.00 0.00 Voluntary PIF 11/07/2006 0.00 8.125% 18,793.85
121280374 250,000.00 252,943.55 253,852.09 0.00 0.00 0.00 Voluntary PIF 11/07/2006 0.00 8.125% 8,135.68
121639595 470,000.00 473,395.63 475,264.56 0.00 0.00 0.00 Voluntary PIF 11/21/2006 0.00 7.750% 14,631.52
121639934 488,000.00 491,418.33 492,993.09 0.00 0.00 0.00 Voluntary PIF 11/10/2006 0.00 8.250% 16,120.58
121643043 168,000.00 169,405.39 170,082.64 0.00 0.00 0.00 Voluntary PIF 11/28/2006 0.00 8.625% 0.00
121645972 592,000.00 596,013.73 597,923.17 0.00 0.00 0.00 Voluntary PIF 11/15/2006 0.00 8.250% 19,625.88
121260210 448,000.00 452,365.39 453,982.43 0.00 0.00 0.00 Voluntary PIF 11/27/2006 0.00 8.250% 9,326.38
121262794 368,000.00 373,005.94 374,523.28 0.00 0.00 0.00 Voluntary PIF 11/02/2006 0.00 7.875% 11,619.70
121264881 280,000.00 283,694.36 284,796.85 0.00 0.00 0.00 Voluntary PIF 11/16/2006 0.00 8.250% 9,263.79
121265532 212,000.00 214,079.61 214,767.82 0.00 0.00 0.00 Voluntary PIF 11/29/2006 0.00 8.250% 0.00
121266944 169,200.00 170,820.31 171,482.32 0.00 0.00 0.00 Voluntary PIF 11/06/2006 0.00 8.250% 5,573.23
121267934 317,950.00 219,350.05 219,798.51 0.00 0.00 0.00 Voluntary PIF 11/16/2006 0.00 8.250% 6,395.35
121635767 484,500.00 487,600.52 489,038.41 0.00 0.00 0.00 Voluntary PIF 11/21/2006 0.00 8.250% 0.00
121638951 715,000.00 719,114.43 721,043.87 0.00 0.00 0.00 Voluntary PIF 11/22/2006 0.00 8.250% 23,613.26
121644694 237,000.00 235,867.90 236,506.08 0.00 0.00 0.00 Voluntary PIF 11/16/2006 0.00 7.125% 3,798.97
121646087 229,500.00 230,201.44 230,633.62 0.00 0.00 0.00 Voluntary PIF 11/29/2006 0.00 7.625% 1,834.93

Distribution Date: Dec 26, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
121259352 248,600.00 250,633.09 251,484.26 0.00 0.00 0.00 Voluntary PIF 11/01/2006 0.00 8.625% 8,555.82
121261481 645,600.00 652,619.27 655,473.59 0.00 0.00 0.00 Voluntary PIF 11/30/2006 0.00 8.250% 21,259.65
121266910 88,000.00 88,983.52 89,356.60 0.00 0.00 0.00 Voluntary PIF 11/02/2006 0.00 8.625% 880.00
121638654 340,000.00 342,381.60 343,478.76 0.00 0.00 0.00 Voluntary PIF 11/30/2006 0.00 8.250% 0.00
121642219 293,200.00 295,672.40 296,685.82 0.00 0.00 0.00 Voluntary PIF 11/29/2006 0.00 7.875% 9,256.51
121644645 220,000.00 220,944.60 221,709.95 0.00 0.00 0.00 Voluntary PIF 11/06/2006 0.00 8.000% 7,028.98
120459060 440,000.00 446,080.78 447,500.04 0.00 0.00 0.00 Voluntary PIF 11/08/2006 0.00 7.625% 0.00
121260947 480,000.00 481,232.23 482,696.06 0.00 0.00 0.00 Voluntary PIF 11/07/2006 0.00 7.500% 0.00
121263297 224,000.00 226,039.80 226,883.60 0.00 0.00 0.00 Voluntary PIF 11/17/2006 0.00 8.875% 0.00
121263834 152,000.00 153,257.29 153,710.29 0.00 0.00 0.00 Voluntary PIF 11/03/2006 0.00 7.375% 0.00
121263867 400,000.00 402,429.14 403,741.60 0.00 0.00 0.00 Voluntary PIF 11/09/2006 0.00 7.750% 0.00
121267959 276,000.00 278,706.37 279,602.33 0.00 0.00 0.00 Voluntary PIF 11/15/2006 0.00 8.250% 0.00
121269021 289,000.00 293,297.62 294,583.29 0.00 0.00 0.00 Voluntary PIF 11/02/2006 0.00 8.250% 9,563.51
121269310 246,400.00 247,789.28 248,556.28 0.00 0.00 0.00 Voluntary PIF 11/08/2006 0.00 8.125% 7,983.62
121279889 457,500.00 460,024.82 461,715.99 0.00 0.00 0.00 Voluntary PIF 11/08/2006 0.00 8.250% 15,063.09
121639660 702,900.00 710,320.60 713,352.73 0.00 0.00 0.00 Voluntary PIF 11/28/2006 0.00 8.125% 0.00
121640437 199,100.00 200,245.73 200,783.01 0.00 0.00 0.00 Voluntary PIF 11/24/2006 0.00 8.250% 6,596.40
Total:
40
14,164,050.00
14,180,546.39
0.00
14,228,964.47
0.00
0.00
0.00
253,213.60

Distribution Date: Dec 26, 2006
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Dec 26, 2006
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #